[LOGO] FORUM
       FINANCIAL GROUP




                                                November 4, 2003


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      The Cutler Trust
         File Nos. 33-52850; 811-7242
         CIK:  0000892568

         Ladies and Gentlemen:

         On behalf of The Cutler Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, the form of Prospectus and Statement of Additional Information with respect to Cutler Value Fund, dated October 30, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on October 30, 2003, accession number 0001004402-03-000557.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

                                        Sincerely,

                                        /s/ Patrick J. Keniston

                                        Patrick J. Keniston
                                        Forum Administrative Services, LLC

Enclosure


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